Financial income (Details) - Consolidated entity - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial income [Line items]
Interests	€ 1	€ 3	€ 8
Exchange differences	3,648	59	63
Other	26
Total Financial income	€ 3,675	€ 62	€ 71